Intangible and Other Assets by Asset Class and Related Accumulated Amortization - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended			12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tigris And Panther Instruments [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Software Development [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Software Development [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Software Development [Member]	Dec. 31, 2011 Minimum [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Maximum [Member] GEN-PROBE INCORPORATED [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful lives						11 years										2 years	20 years
Capitalized software, net						$ 16,992,000	$ 13,981,000		$ 18,856,000			$ 16,400,000
Goodwill impairment charge	76,723,000	5,826,000	5,826,000	0	76,723,000	8,752,000				8,700,000
Impairment charge related to in-process research and development purchased intangibles					143,500,000						4,000,000
Amortization expense including capitalized software			$ 72,036,000	$ 58,334,000	$ 54,858,000	$ 21,000,000	$ 17,700,000	$ 12,800,000					$ 3,000,000	$ 2,600,000	$ 2,600,000